Contingencies And Other Disclosures (Narrative II) (Details) (USD $) Share data in Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013 Visa Class B Shares [Member]	Dec. 31, 2012 Visa Class B Shares [Member]	Mar. 31, 2008 Visa Class B Shares [Member]	Dec. 31, 2013 Visa Interest [Member]	Dec. 31, 2012 Visa Interest [Member]
Loss Contingencies [Line Items]
Number of Visa Class B shares						1.1		2.4
Historical cost						$ 0
Estimated conversion ratio		42.00%
Derivative liability						2,900,000	2,200,000		2,900,000	2,200,000
Unpaid principal balance of servicing portfolio		10,000,000,000		15,000,000,000
Additional amount deposited into escrow account by Visa	150,000,000
Contingent liability									800,000
Cash payment to counterparty	800,000
Recognized servicing and P&I advances		261,800,000	200,000,000		303,300,000
Amount disputed related to various items for transfers of subservicers		8,600,000
Loan-to-value ratio at origination		80.00%
Accrued losses on loan repurchase exposure		$ 165,800,000			$ 234,100,000